REPURCHASE OF ORDINARY SHARES (Details) (USD $)	12 Months Ended		0 Months Ended	17 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	17 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 12, 2011 Repurchase program, August 2011	Dec. 31, 2012 Repurchase program, August 2011	Nov. 30, 2012 Tender offer repurchase program	Jan. 10, 2013 Tender offer repurchase program	Dec. 31, 2012 Tender offer repurchase program	Jan. 10, 2013 Tender offer repurchase program Subsequent Events	Aug. 12, 2011 Parent Repurchase program, August 2011	Dec. 31, 2012 Parent Repurchase program, August 2011	Jan. 10, 2013 Parent Tender offer repurchase program	Nov. 30, 2012 Parent Tender offer repurchase program	Jan. 10, 2013 Parent Tender offer repurchase program	Dec. 31, 2012 Parent Tender offer repurchase program	Jan. 10, 2013 Parent Tender offer repurchase program Subsequent Events
REPURCHASE OF ORDINARY SHARES
Repurchase of ordinary shares authorized amount			$ 20,000,000						$ 20,000,000
Shares repurchased under program				12,524,614						12,524,614
Shares repurchased after reverse share split under program										4,174,871
Period for repurchase of ordinary shares			12 months						12 months
Ordinary shares authorized to be repurchased under a tender offer					25,000,000							25,000,000
Share price (in dollars per share)					$ 1.2							$ 1.20
Ordinary shares repurchased						25,000,000		25,000,000					25,000,000
Repurchase of ordinary share	$ 8,842,000	$ 6,301,000		$ 15,100,000		$ 30,000,000		$ 30,000,000		$ 15,100,000	$ 30,000,000
Ordinary shares after reverse share split authorized to be repurchased under a tender offer					8,333,333									8,333,333
Share price after reverse share split (in dollars per share)					$ 3.60									$ 3.60
Ordinary shares after reverse share split							8,333,333	8,333,333							8,333,333